UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:03-30-05

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101


Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

       /s/Douglas E. Schaller       Winston-Salem, NC		5/11/05
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:  $   106,566
                                         -----------
                                         (thousands)

List of Other Included Managers:


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autozone                       COM              053332102     9849   114920 SH       SOLE                   114920
Berkshire Hathaway B           COM              084670207    16505     5779 SH       SOLE                     5779
CitiGroup                      COM              172967101      449    10000 SH       SOLE                    10000
Commerce Bancorp Inc           COM              200519106     9974   307180 SH       SOLE                   307180
Countrywide Financial          COM              222372104     7080   218115 SH       SOLE                   218115
Echostar                       COM              278762109    14114   482515 SH       SOLE                   482515
Gillette Co                    COM              375766102      654    12950 SH       SOLE                    12950
Golden West Financial          COM              381317106    11931   197200 SH       SOLE                   197200
Health Management              COM              421933102     3434   131150 SH       SOLE                   131150
Homefed Corp New               COM              43739D208     3531    66617 SH       SOLE                    66617
Idexx Laboratories             COM              45168D104     1467    27080 SH       SOLE                    27080
Intl Speedwy A                 COM              460335201     6091   112269 SH       SOLE                   112269
J.P. Morgan Chase              COM              46625H100      316     9120 SH       SOLE                     9120
Leucadia National              COM              527288104     6433   187275 SH       SOLE                   187275
Marsh & Mclennan Co            COM              571748102     3802   125000 SH       SOLE                   125000
Mohawk Inducstries Inc         COM              608190104     2950    35000 SH       SOLE                    35000
Regis Corp                     COM                             819    20000 SH       SOLE                    20000
Walgreen                       COM              931422109     1323    29775 SH       SOLE                    29775
Walmart                        COM                            2500    49900 SH       SOLE                    49900
Washington Post Co             COM              939640108     2454     2745 SH       SOLE                     2745
Call WalMart Stores Jan 50                                     892     1500 SH       SOLE                     1500